Selected Statements of Income Data (Details) - Schedule of computation of basic and diluted net earnings per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Computation Of Basic And Diluted Net Earnings Per Share Abstract
Net income attributable to Magic shareholders (in Dollars)	$ 40,470	$ 29,767
Basic earnings per share - weighted average shares outstanding	49,089,044	49,055,082
Effect of dilutive securities	42,267	44,972
Diluted earnings per share – adjusted weighted average shares outstanding	49,131,311	49,100,054
Basic and diluted net earnings per share (in Dollars per share)	$ 0.82	$ 0.61